COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
FUTURETECH II ACQUISITION CORP [Member]
COMMITMENTS AND CONTINGENCIES

Note 6 - Commitments and Contingencies

Registration Rights

The holders of the insider shares, as well as the holders of the Private Placement Units (and underlying securities) and any securities issued in payment of working capital loans made to the Company, are entitled to registration rights pursuant to an agreement signed on the effective date of Initial Public Offering. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. Notwithstanding anything to the contrary, the underwriters (and/or their designees) may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the Initial Public Offering. The holders of the majority of these securities can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding anything to the contrary, the underwriters (and/or their designees) may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

PIPE Subscription Agreement

On January 31, 2025, a Subscription Agreement (defined below) with an Investor (defined below) became effective as follows: On December 13, 2024, the Company signed a Subscription Agreement (the “Subscription Agreement”) with Yuantian Zhang (the “Investor”), pursuant to which, among other things, the Investor agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Investor, 1,000,000 shares of the Company’s Class A Common Stock at a purchase price equal to $5.00 per share (the “Private Placement”) in connection with a financing effort related to the Merger Agreement. The effectiveness of the Subscription Agreement is conditioned upon entering into an escrow agreement between the Company and the Investor. In addition, the closing of the Private Placement is contingent upon the concurrent consummation of the Business Combination with Longevity.

On January 31, 2025, in connection with the Subscription Agreement, the Company and the Investor signed an escrow agreement dated January 23, 2025 (the “Escrow Agreement”), pursuant to which the Company agreed to issue additional 2,000,000 shares of Class A Common Stock (the “Escrow Shares”, together with any dividends, distributions or other income on the Escrow Shares, the “Escrow Property”), in the name of the Company, to be deposited with Escrow Agent (as defined therein) for two (2) years from the date of the Closing (the “Escrow Release Date”), subject to release if and only if the closing price of the common stock of the Company on the date immediately prior to the Escrow Release Date is less than $7.50 per share. Pursuant to the Escrow Agreement, the Escrow Agent shall release a portion of the Escrow Shares to the Investor such that the aggregate value of all shares of Common Stock issued to the Investor at or before the Closing plus the value of the portion of the Escrow Property released to the Investor is equal to $7,500,000; provided, however, that if the aggregate value of all shares of Common Stock issued to the Investor at or before the Closing plus the value of the Escrow Property on the Escrow Release Date is less than $7,500,000, the Investor will be entitled to receive all of the Escrow Property but nothing more; provided, further, that, each Escrow Share shall be valued at an amount equal to the closing price of the shares of Common Stock on the Nasdaq Stock Market on the day immediately prior to the Escrow Release Date.

Underwriting Agreement

The underwriter was paid a cash underwriting discount of one and a half percent (1.50%) of the gross proceeds of the Initial Public Offering, or $1,725,000. In addition, the underwriter is entitled to a deferred fee of three and a half percent (3.50%) of the gross proceeds of the Initial Public Offering, or $3,450,000 (the “Deferred Commission”). The Deferred Commission was placed in the Trust Account to be paid in cash upon the closing of a Business Combination, subject to the terms of the underwriting agreement. In addition, the Company issued the underwriter and/or its designees, 115,000 shares of Class A common stock (or representative shares) upon the consummation of the Initial Public Offering.

On February 6, 2025, the Company and Longevity executed a Satisfaction and Discharge of Indebtedness Pursuant to Underwriting Agreement dated February 15, 2022 (the “Discharge Agreement”) with D. Boral Capital LLC (f/k/a EF Hutton LLC, division of Benchmark Investments, LLC) (the “Underwriter”). Under the Discharge Agreement, instead of receiving the full Deferred Commission in cash at the closing of the business combination with Longevity and other parties thereto, the Underwriter will accept (1) $500,000 in cash at the time of the closing; (2) a $1,475,000 promissory note executed by the Company and Longevity (“D. Boral Note”) in which the Company (upon closing) is obligated to pay the Underwriter in cash by the maturity date; and (3) 147,500 shares of the Company’s common stock, which when multiplied by the $10.00 per share price agreed to between the parties equals $1,475,000 and which shall be issued and delivered to the Underwriter at the closing. The Discharge Agreement and D. Boral Note have no effect unless the Longevity Business Combination is consummated. The Discharge Agreement and D. Boral Note have been disclosed by the Company on the Company’s Current Report on Form 8-K filed with the SEC on February 11, 2025.

Right of First Refusal

For a period beginning on the closing of the Initial Public Offering and ending twenty-four (24) months from the closing of a Business Combination, the Company granted the Underwriter a right of first refusal to act as lead-left book running manager and lead left manager for any and all future private or public equity, convertible and debt offerings during such period.

Note 6 - Commitments and Contingencies

Registration Rights

The holders of the insider shares, as well as the holders of the Private Placement Units (and underlying securities) and any securities issued in payment of working capital loans made to the Company, are entitled to registration rights pursuant to an agreement signed on the effective date of Initial Public Offering. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. Notwithstanding anything to the contrary, the underwriters (and/or their designees) may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the Initial Public Offering. The holders of the majority of these securities can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding anything to the contrary, the underwriters (and/or their designees) may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter was paid a cash underwriting discount of one and a half percent (1.50%) of the gross proceeds of the Initial Public Offering, or $1,725,000. In addition, the underwriter is entitled to a deferred fee of three and a half percent (3.50%) of the gross proceeds of the Initial Public Offering, or $3,450,000 (the “Deferred Commission”). The Deferred Commission was placed in the Trust Account to be paid in cash upon the closing of a Business Combination, subject to the terms of the underwriting agreement. In addition, the Company issued the underwriter and/or its designees, 115,000 shares of Class A common stock (or representative shares) upon the consummation of the Initial Public Offering.

On February 6, 2025, the Company and Longevity executed a Satisfaction and Discharge of Indebtedness Pursuant to Underwriting Agreement dated February 15, 2022 (the “Discharge Agreement”) with D. Boral Capital LLC (f/k/a EF Hutton LLC, division of Benchmark Investments, LLC) (the “Underwriter”). Under the Discharge Agreement, instead of receiving the full Deferred Commission in cash at the closing of the business combination with Longevity and other parties thereto, the Underwriter will accept (1) $500,000 in cash at the time of the closing; (2) a $1,475,000 promissory note executed by the Company and Longevity (“D. Boral Note”) in which the Company (upon closing) is obligated to pay the Underwriter in cash by the maturity date; and (3) 147,500 shares of the Company’s common stock, which when multiplied by the $10.00 per share price agreed to between the parties equals $1,475,000 and which shall be issued and delivered to the Underwriter at the closing. The Discharge Agreement and D. Boral Note have no effect unless the Longevity Business Combination is consummated. The Discharge Agreement and D. Boral Note have been disclosed by the Company on the Company’s Current Report on Form 8-K filed with the SEC on February 11, 2025.

Right of First Refusal

For a period beginning on the closing of the Initial Public Offering and ending twenty-four (24) months from the closing of a Business Combination, the Company granted EF Hutton, division of Benchmark Investments, LLC a right of first refusal to act as lead-left book running manager and lead left manager for any and all future private or public equity, convertible and debt offerings during such period.